Document and Entity Information	Feb. 14, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	PPL Corp
Amendment Flag	false
Entity Central Index Key	0000922224
Document Type	8-K
Document Period End Date	Feb. 14, 2025
Entity File Number	1-11459
Entity Incorporation State Country Code	PA
Entity Tax Identification Number	23-2758192
Entity Address, Address Line One	645 Hamilton Street
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101
City Area Code	(610)
Local Phone Number	774-5151
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
A 2007 Series A Due 2067 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Junior Subordinated Notes of PPL Capital Funding, Inc. 2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE